Unaudited Interim Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Common stock, shares issued	58,518,000	58,518,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares outstanding	10,579,000	10,579,000
Share issued price per share	$ 26.00	$ 26.00
Restricted stock, shares issued	81,000
Restricted stock, shares outstanding	81,000